UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, Illinois 61702
(Address of principal executive offices) (Zip code)

Paul M. Harmon
Office of the General Counsel
Bloomington, Illinois 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

Country Growth Fund
Schedule of Investments
March 31, 2006 (unaudited)

	Shares	Value
COMMON STOCKS - 84.66%
Consumer Discretionary - 6.83%
Dollar General Corporation	154,000	$2,721,180
Gentex Corporation	152,000	2,653,920
The Home Depot, Inc.	68,700	2,906,010
Kohl's Corporation (a)	49,500	2,623,995
Target Corporation	39,600	2,059,596
Williams-Sonoma, Inc. (a)	58,000	2,459,200
		15,423,901
Consumer Staples - 12.21%
Altria Group, Inc.	42,000	2,976,120
The Coca-Cola Company	52,000	2,177,240
CVS Corporation	76,000	2,270,120
Kimberly-Clark Corporation	54,000	3,121,200
McCormick & Company	60,000	2,031,600
The Procter & Gamble Company	63,200	3,641,584
Sara Lee Corporation	201,000	3,593,880
Sysco Corporation	70,400	2,256,320
Unilever NV - ADR	26,000	1,799,720
Wal-Mart Stores, Inc.	78,800	3,722,512
		27,590,296
Energy - 11.39%
Apache Corporation	50,000	3,275,500
ChevronTexaco Corp.	47,000	2,724,590
ConocoPhillips	56,000	3,536,400
Diamond Offshore Drilling, Inc.	46,400	4,152,800
Exxon Mobil Corporation	65,000	3,955,900
Halliburton Company	57,000	4,162,140
Schlumberger Limited (b)	31,100	3,936,327
		25,743,657
Financials - 11.45%
ACE Limited (b)	54,000	2,808,540
American Express Company	44,000	2,312,200
American International Group, Inc.	50,000	3,304,500
Bank of America Corporation	33,559	1,528,277
The Bank of New York Company, Inc.	57,000	2,054,280
Citigroup Inc.	98,000	4,628,540
JPMorgan Chase & Co.	75,000	3,123,000
Washington Mutual, Inc.	62,000	2,642,440
Wells Fargo & Company	54,500	3,480,915
		25,882,692
Health Care - 10.71%
Abbott Laboratories	62,000	2,633,140
Amgen Inc. (a)	29,600	2,153,400
Baxter International Inc.	65,200	2,530,412
Forest Laboratories, Inc. (a)	46,500	2,075,295
Johnson & Johnson	56,000	3,316,320
Medco Health Solutions, Inc. (a)	59,200	3,387,424
Medtronic, Inc.	54,000	2,740,500
Pfizer Inc.	140,000	3,488,800
Quest Diagnostics Incorporated	36,500	1,872,450
		24,197,741
Industrials - 11.30%
3M Co.	31,000	2,346,390
American Power Conversion Corporation	94,000	2,172,340
Caterpillar Inc.	50,000	3,590,500
Emerson Electric Co.	27,500	2,299,825
FedEx Corp.	24,300	2,744,442
General Electric Company	165,000	5,738,700
Illinois Tool Works, Inc.	22,500	2,166,975
Masco Corporation	66,500	2,160,585
Rockwell Automation, Inc.	32,400	2,329,884
		25,549,641
Information Technology - 12.85%
Analog Devices, Inc.	36,000	1,378,440
Avid Technology, Inc. (a)	47,000	2,042,620
Canon Inc. - ADR	40,000	2,642,000
CDW Corp.	35,000	2,059,750
Cisco Systems, Inc. (a)	113,800	2,466,046
Intel Corporation	127,000	2,457,450
International Business Machines Corporation	22,000	1,814,340
International Rectifier Corporation (a)	48,200	1,996,926
Microsoft Corporation	84,000	2,285,640
Nokia Corp. - ADR	147,000	3,045,840
Oracle Corp. (a)	156,000	2,135,640
QUALCOMM Inc.	50,000	2,530,500
Symantec Corporation (a)	130,000	2,187,900
		29,043,092
Materials - 2.75%
Alcoa Inc.	89,000	2,719,840
Newmont Mining Corporation	67,500	3,502,575
		6,222,415
Telecommunication Services - 2.22%
ALLTEL Corporation	40,500	2,622,375
Verizon Communications Inc.	70,500	2,401,230
		5,023,605
Utilities - 2.95%
Dominion Resources Inc.	25,000	1,725,750
Duke Energy Corporation	56,000	1,632,400
FPL Group, Inc.	42,000	1,685,880
Progress Energy, Inc.	37,000	1,627,260
		6,671,290
TOTAL COMMON STOCKS (Cost $129,813,831)		191,348,330

	Principal
	Amount
SHORT TERM INVESTMENTS - 14.95%
Commercial Paper - 7.51%
American Express Credit Corp.
4.550%, 04/04/2006	$3,000,000	2,998,863
American General Finance Corporation
4.590%, 04/07/2006	3,000,000	2,997,705
General Electric Capital
4.490%, 04/03/2006	3,000,000	2,999,252
Lasalle Bank Corporation
4.750%, 04/12/2006	3,000,000	2,995,646
Prudential Funding Corp.
3.978%, 04/05/2006	2,000,000	1,999,002
Toyota Motor Credit Corporation
4.700%, 04/20/2006	3,000,000	2,992,558
TOTAL COMMERCIAL PAPER		16,983,026

U.S. Government Agency Obligations - 3.96% (c)
Federal Home Loan Bank
4.405%, 04/21/2006	3,000,000	2,992,658
Federal Home Loan Mortgage Corporation
4.757%, 06/27/2006	3,000,000	2,965,512
Federal National Mortgage Association
4.660%, 05/09/2006	3,000,000	2,985,243
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		8,943,413

	Shares
Money Market Funds - 3.48%
Federated Prime Obligations Fund	1,829,030	1,936,041
Harris Insight Money Market Fund	2,940,493	2,940,493
Janus Money Market Fund	3,000,000	3,000,000
TOTAL MONEY MARKET FUNDS		7,876,534
TOTAL SHORT TERM INVESTMENTS (Cost $33,802,973)		33,802,973

Total Investments (Cost $163,616,804) (d)- 99.61%		225,151,303
Other Assets in Excess of Liabilities - 0.39%		870,248
TOTAL NET ASSETS - 100.00%		$226,021,551

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Foreign security.
(c)	The obligations of certain U.S. Government-sponsored entities are neither issued
	nor guaranteed by the United States Treasury.
(d)	The cost basis of investments for federal income tax purposes at 3/31/06 was as follows*:

	Cost of investments	$163,616,804
	Gross unrealized appreciation	65,345,514
	Gross unrealized depreciation	(3,811,015)
	Net unrealized appreciation	$61,534,499

	*Because tax adjustments are calculated annually, the above table reflects the tax
	adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s
	federal income tax information, please refer to the Notes to Financial Statements
	section in the Fund’s most recent semi-annual or annual report.

Country Balanced Fund
Schedule of Investments
March 31, 2006 (unaudited)

	Shares	Value
COMMON STOCKS - 62.96%
Consumer Discretionary - 4.53%
Dollar General Corporation	10,000	$176,700
Gentex Corporation	12,000	209,520
The Home Depot, Inc.	5,300	224,190
Kohl's Corporation (a)	3,400	180,234
Target Corporation	3,600	187,236
Williams-Sonoma, Inc. (a)	3,500	148,400
		1,126,280
Consumer Staples - 8.59%
Altria Group, Inc.	2,600	184,236
The Coca-Cola Company	4,500	188,415
CVS Corporation	8,000	238,960
Kimberly-Clark Corporation	4,200	242,760
McCormick & Company	4,700	159,142
The Procter & Gamble Company	5,000	288,100
Sara Lee Corporation	9,200	164,496
Sysco Corporation	6,800	217,940
Wal-Mart Stores, Inc.	9,500	448,780
		2,132,829
Energy - 8.08%
Apache Corporation	4,000	262,040
ConocoPhillips	5,500	347,325
Diamond Offshore Drilling, Inc.	3,700	331,150
Exxon Mobil Corporation	5,300	322,558
Halliburton Company	5,000	365,100
Schlumberger Limited (e)	3,000	379,710
		2,007,883
Financials - 8.75%
ACE Limited (e)	4,000	208,040
American Express Company	3,400	178,670
American International Group, Inc.	4,000	264,360
Bank of America Corporation	5,110	232,709
The Bank of New York Company, Inc.	6,700	241,468
Citigroup Inc.	7,300	344,779
JPMorgan Chase & Co.	4,620	192,377
Washington Mutual, Inc.	4,500	191,790
Wells Fargo & Company	5,000	319,350
		2,173,543
Health Care - 8.44%
Abbott Laboratories	5,800	246,326
Amgen Inc. (a)	2,500	181,875
Baxter International Inc.	4,300	166,883
Forest Laboratories, Inc. (a)	3,200	142,816
Johnson & Johnson	5,000	296,100
Medco Health Solutions, Inc. (a)	4,000	228,880
Medtronic, Inc.	4,800	243,600
Pfizer Inc.	15,500	386,260
Quest Diagnostics Incorporated	4,000	205,200
		2,097,940
Industrials - 7.74%
3M Co.	3,500	264,915
American Power Conversion Corporation	8,000	184,880
Caterpillar Inc.	4,000	287,240
Emerson Electric Co.	1,900	158,897
FedEx Corp.	1,800	203,292
General Electric Company	13,000	452,140
Masco Corporation	5,000	162,450
Rockwell Automation, Inc.	2,900	208,539
		1,922,353
Information Technology - 10.88%
Avid Technology, Inc. (a)	4,000	173,840
Canon Inc. - ADR	3,500	231,175
CDW Corp.	3,000	176,550
Cisco Systems, Inc. (a)	11,800	255,706
First Data Corporation	4,500	210,690
Intel Corporation	9,000	174,150
International Business Machines Corporation	2,400	197,928
International Rectifier Corporation (a)	5,000	207,150
Microsoft Corporation	11,500	312,915
Nokia Corp. - ADR	12,000	248,640
Oracle Corp. (a)	13,000	177,970
QUALCOMM Inc.	3,000	151,830
Symantec Corporation (a)	11,000	185,130
		2,703,674
Materials - 2.03%
Alcoa Inc.	8,000	244,480
Newmont Mining Corporation	5,000	259,450
		503,930
Telecommunication Services - 1.55%
ALLTEL Corporation	3,000	194,250
Verizon Communications Inc.	5,622	191,485
		385,735
Utilities - 2.37%
Dominion Resources Inc.	2,100	144,963
Duke Energy Corporation	5,000	145,750
FPL Group, Inc.	3,500	140,490
Progress Energy, Inc.	3,600	158,328
		589,531
TOTAL COMMON STOCKS (Cost $10,858,107)		15,643,698

	Principal
	Amount
ASSET BACKED SECURITIES - 2.24%
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	$150,000	137,260
Countrywide Asset-Backed Certificates
5.549%, 04/25/2036	150,000	149,391
Federal Home Loan Mortgage Corp.
6.400%, 09/25/2028	217,715	224,848
Green Tree Financial Corporation
6.870%, 01/15/2029	44,786	45,612
TOTAL ASSET BACKED SECURITIES (Cost $546,661)		557,111

CORPORATE BONDS - 4.15%
Financials - 2.35%
American Honda Finance Corporation
4.500%, 05/26/2009 (Acquired 05/18/2004, Cost $149,681) (b)	150,000	146,098
Citicorp
7.200%, 06/15/2007	100,000	102,104
General Electric Capital Corporation
3.000%, 06/27/2018 (d)	250,000	223,398
Inter-American Development Bank
8.875%, 06/01/2009	100,000	110,472
		582,072
Industrials - 0.39%
General Electric Company
5.000%, 02/01/2013	100,000	97,270
Telephone Utility - 1.41%
Bellsouth Capital Funding Corp.
6.040%, 11/15/2026	200,000	200,769
GTE South, Inc.
6.000%, 02/15/2008	150,000	150,128
		350,897
TOTAL CORPORATE BONDS (Cost $1,045,684)		1,030,239

MORTGAGE BACKED SECURITIES - 13.62%
Citicorp Mortgage Securities
5.000%, 08/25/2020	92,877	90,385
Federal Home Loan Bank
4.840%, 01/25/2012	86,008	83,509
Federal Home Loan Mortgage Corp.
6.000%, 12/15/2008	29,413	29,455
5.125%, 12/15/2013	95,456	94,646
4.000%, 11/15/2018	300,000	265,632
5.000%, 11/15/2018	125,000	120,240
5.000%, 10/01/2020	97,475	95,027
5.000%, 10/15/2031	150,000	143,685
Federal National Mortgage Association
5.000%, 02/01/2014	306,316	301,047
4.500%, 06/25/2018	200,000	186,057
5.500%, 09/01/2025	95,916	94,372
5.500%, 02/01/2033	127,845	125,095
5.500%, 12/01/2035	98,592	96,265
5.290%, 11/25/2043	100,000	97,875
6.500%, 02/25/2044	96,569	97,165
6.500%, 05/25/2044	83,649	85,181
Government National Mortgage Association
9.500%, 06/15/2009	628	658
9.500%, 08/15/2009	450	472
4.500%, 05/20/2014	77,054	74,401
9.000%, 07/15/2016	3,909	4,196
4.116%, 03/16/2019	94,417	91,595
6.500%, 07/15/2029	16,317	16,943
6.000%, 06/15/2031	100,405	101,659
6.000%, 02/15/2032	53,743	54,419
Master Asset Securitization Trust
5.500%, 07/25/2033	95,035	92,095
Morgan Stanley Dean Witter Capital I
5.740%, 12/15/2035	200,000	202,509
Mortgage IT Trust
4.250%, 02/25/2035 (d)	85,352	83,016
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/04, Cost $60,176) (b)	57,329	57,371
Residential Asset Securitization Trust
4.750%, 02/25/2019	96,428	92,390
Wachovia Bank Commercial Mortgage Trust
4.445%, 11/15/2035	250,000	240,173
5.411%, 07/15/2041	200,000	196,534
Wells Fargo Mortgage Backed Securities Trust
4.450%, 10/25/2033	74,933	70,858
TOTAL MORTGAGE BACKED SECURITIES (Cost $3,468,174)		3,384,925

U.S. GOVERNMENT AGENCY ISSUES - 6.30% (c)
Federal Home Loan Bank
1.600%, 04/05/2007 (d)	150,000	146,531
4.000%, 07/02/2015 (d)	200,000	187,869
4.000%, 06/19/2018 (d)	100,000	93,543
4.250%, 06/19/2018 (d)	100,000	93,258
4.000%, 06/26/2018 (d)	150,000	139,885
4.250%, 06/26/2018 (d)	100,000	94,037
4.250%, 07/17/2018 (d)	150,000	139,238
4.250%, 07/23/2018 (d)	200,000	185,612
Federal Home Loan Mortgage Corp.
6.250%, 03/05/2012	300,000	302,339
New Valley Generation IV
4.687%, 01/15/2022	188,282	183,792
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,578,911)		1,566,104

U.S. TREASURY OBLIGATIONS - 9.35%
U.S. Treasury Bond - 0.49%
7.500%, 11/15/2016	100,000	120,836
U.S. Treasury Inflation Index Bond - 0.63%
2.375%, 01/15/2025	156,630	157,407
U.S. Treasury Inflation Index Notes - 1.56%
3.375%, 01/15/2012	110,849	117,526
3.000%, 07/15/2012	109,471	114,076
1.875%, 07/15/2013	160,751	156,098
		387,700
U.S. Treasury Notes - 6.67%
6.875%, 05/15/2006	200,000	200,413
3.125%, 05/15/2007	150,000	147,152
2.750%, 08/15/2007	100,000	97,207
4.000%, 09/30/2007	150,000	148,160
2.625%, 05/15/2008	100,000	95,610
4.125%, 08/15/2008	300,000	295,711
3.875%, 05/15/2009	250,000	243,184
3.875%, 07/15/2010	100,000	96,375
4.250%, 11/15/2013	150,000	144,070
4.125%, 05/15/2015	200,000	188,992
		1,656,874
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,380,803)		2,322,817

	Shares
SHORT TERM INVESTMENTS - 0.74%
Money Market Funds - 0.74%
Janus Money Market Fund	182,340	182,340
TOTAL SHORT TERM INVESTMENTS (Cost $182,340)		182,340

Total Investments (Cost $20,060,680) (f) - 99.36%		24,687,234
Other Assets in Excess of Liabilities - 0.64%		159,703
TOTAL NET ASSETS - 100.00%		$24,846,937

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Restricted under Rule 144A of the Securities Act of 1933.
(c)	The obligations of certain U.S. Government-sponsored entities are neither
	issued nor guaranteed by the United States Treasury.
(d)	Variable rate security. The rate is in effect on March 31, 2006.
(e)	Foreign security.
(f)	The cost basis of investments for federal income tax purposes at 3/31/06 was as follows*:

	Cost of investments	$20,060,680
	Gross unrealized appreciation	5,197,635
	Gross unrealized depreciation	(571,081)
	Net unrealized appreciation	$4,626,554

	*Because tax adjustments are calculated annually, the above table reflects the tax
	adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s
	federal income tax information, please refer to the Notes to Financial Statements
	section in the Fund’s most recent semi-annual or annual report.

Country Tax Exempt Bond Fund
Schedule of Investments
March 31, 2006 (unaudited)

	Principal
	Amount	Value
MUNICIPAL BONDS - 95.68%
Arizona - 10.91%
Arizona State Transportation Board Highway Revenue Bonds
5.000%, 07/01/2014	$315,000	$337,387
Maricopa County Elementary School District No 3-Tempe Elementary Arizona Unlimited General Obligation
5.000%, 07/01/2012	500,000	531,355
Maricopa County School District No 11-Peoria University Arizona Unlimited General Obligation
5.000%, 07/01/2009	500,000	520,325
		1,389,067
California - 3.11%
California State Economic Development Unlimited General Obligation Series A
5.000%, 07/01/2010	100,000	105,466
City Of Fresno, California Sewer System Revenue Bond
6.250%, 09/01/2014	250,000	290,300
		395,766
Colorado - 4.17%
Arapahoe County, School District No 5 Cherry Creek Colorado Unlimited General Obligation
5.500%, 12/15/2009	500,000	531,260
Florida - 6.16%
Broward County, Florida, Resource Recovery Revenue Bond
5.375%, 12/01/2010	750,000	783,802
Georgia - 4.62%
Atlanta, Georgia Airport Revenue Bond Series A
5.750%, 01/01/2011	250,000	268,590
De Kalb County, Georgia Unlimited General Obligation
5.000%, 12/01/2011	300,000	319,332
		587,922
Illinois - 10.75%
Illinois State Sales Tax Revenue Bond
6.000%, 06/15/2012	500,000	548,100
Illinois State Toll Highway Authority Revenue Bond
5.500%, 01/01/2013	250,000	272,592
Illinois State Unlimited General Obligation
5.750%, 06/01/2012	255,000	275,000
Regional Transportation Authority Illinois Limited General Obligation
5.750%, 06/01/2011	250,000	272,720
		1,368,412
Indiana - 4.41%
Indiana University Trustee Revenue Bond, Student Fees
5.700%, 08/01/2010	550,000	561,770
Michigan - 9.12%
Michigan State Building Authority State Police Commission Revenue Bond
5.250%, 10/01/2010	600,000	637,590
Michigan State Hospital Financing Authority Ascension Health Credit Revenue Bond Series A
5.000%, 11/01/2011	500,000	523,940
		1,161,530
Missouri - 2.81%
Missouri State Health & Educational Facilities Authority Revenue Bond
6.000%, 05/15/2007	350,000	358,498
New Jersey - 0.84%
Ocean Country, New Jersey Revenue Bond
5.000%, 11/01/2014	100,000	107,104
New York - 7.38%
New York City Industrial Development Agency Civic Facility Revenue Bond
5.000%, 11/15/2007	250,000	255,628
New York State Dorm Authority Revenue Bond
5.500%, 03/15/2012	630,000	684,772
		940,400
North Carolina - 2.07%
North Carolina Eastern Municipal Power Agency System Revenue Bond
7.000%, 01/01/2008	250,000	263,487
Tennessee - 5.77%
Montgomery County Tennessee Unlimited General Obligation
4.750%, 05/01/2013	700,000	734,727
Texas - 16.05%
Alvarado, Texas Independent School District Unlimited General Obligation
6.800%, 02/15/2010	420,000	465,171
Houston, Texas Utility System Revenue Bond
5.250%, 05/15/2010	500,000	528,630
Klein, Texas Independent School District Unlimited General Obligation
4.000%, 08/01/2014	500,000	496,720
Plano Texas Independent School District General Obligation
5.750%, 02/15/2013	500,000	552,825
		2,043,346
Utah - 4.17%
Iron County, Utah School District Unlimited General Obligation
5.500%, 01/15/2010	500,000	530,770
Wisconsin - 3.34%
Wisconsin State Clean Water Revenue Bond
5.000%, 06/01/2014	400,000	425,120
		425,120
TOTAL MUNICIPAL BONDS (Cost $12,212,284)		12,182,981

	Shares
SHORT TERM INVESTMENTS - 0.50%
Money Market Funds - 0.50%
Vanguard Tax-Exempt Money Market Fund	63,990	63,990
TOTAL SHORT TERM INVESTMENTS (Cost $63,989)		63,990

Total Investments (Cost $12,276,273) (a) - 96.18%		12,246,971
Other Assets in Excess of Liabilities - 3.82%		486,278
TOTAL NET ASSETS - 100.00%		$12,733,249

Footnotes

Percentages are stated as a percent of net assets.

(a) The cost basis of investments for federal income tax purposes at 3/31/06 was as follows*:

Cost of investments	$12,276,273
Gross unrealized appreciation	120,757
Gross unrealized depreciation	(150,059)
Net unrealized appreciation	$(29,302)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Country Short Term Bond Fund
Schedule of Investments
March 31, 2006 (unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 7.37%
AmeriCredit Automobile Receivables Trust
4.610%, 01/06/2009	$125,505	$125,118
3.480%, 05/06/2010	500,000	494,680
Bank One Issuance Trust
4.600%, 10/15/2009 (b)	500,000	500,094
Capital Auto Receivables Asset Trust
5.030%, 10/15/2009	550,000	547,641
Chase Funding Mortgage Loan
4.515%, 02/25/2014	394,742	381,967
Countrywide Asset-Backed Certificates
5.363%, 03/25/2030	400,000	397,539
4.431%, 05/25/2032	566,242	559,756
5.549%, 04/25/2036	600,000	597,562
New Century Home Equity Loan Trust
3.560%, 11/25/2033	156,954	156,016
Residential Asset Securities Corporation
3.250%, 12/25/2028	237,153	234,589
TOTAL ASSET BACKED SECURITIES (Cost $4,019,775)		3,994,962

CORPORATE BONDS - 13.09%
American Honda Finance Corporation
2.875%, 04/03/2006 (Acquired 03/21/2003, Cost $500,000) (a)	500,000	500,000
Baltimore Gas and Electric Company
6.730%, 06/12/2012	300,000	313,625
Caterpillar Financial Services Corporation
4.750%, 05/15/2006	400,000	400,684
Central Telephone Company
7.040%, 09/21/2007	500,000	509,807
Chevron Phillips Chemical Company
5.375%, 06/15/2007	400,000	398,165
Comcast Cable Communications, Inc.
8.375%, 05/01/2007	500,000	515,388
FPL Group Capital Inc.
4.086%, 02/16/2007	450,000	445,237
General Motors Acceptance Corporation
5.625%, 05/15/2009	400,000	372,245
GTE South, Inc.
6.000%, 02/15/2008	500,000	500,425
Marshall & Ilsley Bank
2.900%, 08/18/2009	190,909	183,307
Merrill Lynch & Co., Inc.
4.790%, 03/12/2007 (b)	1,000,000	992,680
Rowan Companies, Inc.
5.880%, 03/15/2012	845,000	857,295
U.S. Central Credit Union
2.700%, 09/30/2009	318,182	301,862
U.S. Trade Funding Corp.
4.260%, 11/15/2014 (Acquired 12/14/2004, Cost $312,836) (a)	314,310	303,051
Wisconsin Bell, Inc.
6.350%, 12/01/2026	500,000	502,699
TOTAL CORPORATE BONDS (Cost $7,239,141)		7,096,470

MORTGAGE BACKED SECURITIES - 42.82%
Bank of America Mortgage Securities
5.250%, 10/25/2020	375,626	368,036
Chase Mortgage Finance Corporation
5.500%, 11/25/2035	500,000	492,618
Citicorp Mortgage Securities, Inc
5.000%, 08/25/2020	371,509	361,542
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	572,715	567,316
Deutsche Alternative Mortgage Securities, Inc.
5.500%, 02/25/2036	731,591	727,729
Deutsche Mortgage Securities, Inc.
5.022%, 06/26/2035 (Accquired 09/22/05, Cost $602,559) (a)	602,841	598,885
Federal Home Loan Bank
4.840%, 01/25/2012	344,032	334,034
4.720%, 09/20/2012	469,021	452,752
Federal Home Loan Mortgage Corp.
3.247%, 11/15/2008	423,000	410,945
2.478%, 05/15/2010	224,206	221,427
6.000%, 11/15/2011	145,080	145,064
6.900%, 03/15/2013	122,392	122,603
4.500%, 05/01/2013	778,734	749,771
5.500%, 10/01/2014	143,255	142,714
5.000%, 03/01/2015	389,211	380,840
6.500%, 03/01/2015	143,020	146,040
Federal National Mortgage Association
6.500%, 03/01/2008	62,962	63,643
5.000%, 03/01/2010	147,873	146,284
5.000%, 03/01/2013	224,439	220,578
4.500%, 04/01/2013	250,281	241,401
5.000%, 04/01/2013	193,039	189,719
5.000%, 05/01/2013	356,855	350,718
5.500%, 06/01/2013	156,170	155,752
4.500%, 09/01/2013	302,430	291,704
5.500%, 10/01/2013	405,505	404,420
5.000%, 02/01/2014	459,474	451,571
3.500%, 02/25/2015	165,046	161,744
6.500%, 05/01/2019	135,008	138,785
4.544%, 01/01/2020	352,725	343,159
4.224%, 05/01/2034	379,465	367,049
5.290%, 11/25/2043	500,000	489,375
6.500%, 02/25/2044	241,423	242,912
6.500%, 05/25/2044	278,829	283,936
First Nationwide Trust
6.750%, 10/21/2031	250,453	250,315
First Union National Bank Commercial Mortgage
6.180%, 08/15/2033	129,649	130,661
GE Capital Commercial Mortgage Corporation
5.033%, 12/10/2035	369,836	368,928
4.706%, 05/10/2043	500,000	487,531
GMAC Commercial Mortgage Securities Inc.
6.650%, 09/15/2035	470,412	479,425
Government National Mortgage Association
4.104%, 03/16/2018	761,554	741,602
4.116%, 03/16/2019	472,085	457,973
4.031%, 01/16/2021	669,446	647,606
4.130%, 02/16/2027	706,062	685,100
3.727%, 03/16/2027	500,000	479,800
GS Mortgage Securities Corporation II
6.620%, 10/18/2030	228,619	233,637
LB-UBS Commercial Mortgage Trust
6.058%, 06/15/2020	383,499	387,883
Master Adjustable Rate Mortgages Trust
3.818%, 04/21/2034	404,069	392,605
Master Alternative Loan Trust
5.000%, 06/25/2015	452,517	443,069
Merrill Lynch Mortgage Investors, Inc.
5.880%, 12/15/2030	700,000	708,120
Mortgage IT Trust
4.250%, 02/25/2035 (b)	384,083	373,571
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/04, Cost $330,970) (a)	315,307	315,538
Residential Asset Securities Corporation
4.767%, 10/25/2032	750,000	737,980
Salomon Brothers Mortgage Securities VII
3.222%, 03/18/2036	147,185	144,985
6.168%, 11/13/2036	905,000	915,723
Small Business Administration Participation Certificates
3.530%, 05/01/2013	400,786	379,240
Structured Asset Securities Corporation
5.540%, 11/25/2032	400,000	395,363
Wachovia Bank Commercial Mortgage Trust
3.003%, 04/15/2035	298,469	288,830
Washington Mutual
4.138%, 01/25/2033	376,876	374,942
3.177%, 09/25/2033	365,364	360,633
4.846%, 10/25/2035	461,137	454,590
Wells Fargo Mortgage Backed Securities Trust
5.500%, 09/25/2033	400,000	398,089
4.450%, 10/25/2033	430,863	407,435
TOTAL MORTGAGE BACKED SECURITIES (Cost $23,769,286)		23,206,240

U.S. GOVERNMENT AGENCY ISSUES - 13.59% (c)
Federal Home Loan Bank
5.000%, 03/20/2007	500,000	499,339
1.600%, 04/05/2007 (b)	700,000	683,810
3.250%, 07/28/2009 (b)	600,000	591,488
3.250%, 11/27/2009 (b)	1,000,000	975,520
3.500%, 01/30/2014 (b)	700,000	690,270
4.000%, 02/27/2014 (b)	700,000	687,981
Federal Home Loan Mortgage Corp.
2.375%, 02/15/2007	500,000	488,412
5.500%, 03/01/2009	91,463	91,130
Federal National Mortgage Association
3.125%, 07/15/2006	500,000	497,348
Overseas Private Investment Company
2.410%, 06/15/2009	368,293	366,367
3.420%, 01/15/2015	318,938	292,625
Private Export Funding
7.650%, 05/15/2006	1,500,000	1,500,000
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $7,423,179)		7,364,290

U.S. TREASURY OBLIGATIONS - 7.82%
U.S. Treasury Inflation Index Note - 1.63%
0.875%, 04/15/2010	935,073	885,690
U.S. Treasury Notes - 6.19%
2.375%, 08/31/2006	2,000,000	1,980,704
3.375%, 02/28/2007	750,000	740,039
4.125%, 08/15/2008	400,000	394,281
3.125%, 09/15/2008	250,000	240,254
		3,355,278
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,278,356)		4,240,968

SHORT TERM INVESTMENTS - 15.66%
Commercial Paper - 5.53%
American Express Credit Corp.
4.550%, 04/04/2006	1,000,000	999,621
American General Finance Corp.
4.710%, 04/18/2006	1,000,000	997,776
General Electric Capital
4.490%, 04/03/2006	1,000,000	999,750
		2,997,147
U.S. Government Agency Obligations - 7.74%
Federal Home Loan Mortgage Corp.
4.780%, 07/24/2006	1,750,000	1,723,511
Federal National Mortgage Association
4.760%, 06/28/2006	2,500,000	2,470,911
		4,194,422

	Shares
Money Market Funds - 2.39%
Harris Insight Money Market Fund	1,033,736	1,033,736
Janus Money Market Fund	263,590	263,590
		1,297,326
TOTAL SHORT TERM INVESTMENTS (Cost $8,488,895)		8,488,895

Total Investments (Cost $55,218,632) (d) - 100.35%		54,391,825
Liabilities in Excess of Other Assets - (0.35)%		(192,285)
TOTAL NET ASSETS - 100.00%		$54,199,540

Footnotes

Percentages are stated as a percent of net assets.

(a)	Restricted under Rule 144A of the Securities Act of 1933.
(b)	Variable rate security. The rate shown is in effect on March 31, 2006.
(c)	The obligations of certain U.S. Government-sponsored entities are neither
	issued nor guaranteed by the United States Treasury.
(d)	The cost basis of investments for federal income tax purposes at 3/31/06 was as follows*:

	Cost of investments	$55,218,632
	Gross unrealized appreciation	15,254
	Gross unrealized depreciation	(842,061)
	Net unrealized appreciation	$(826,807)

	*Because tax adjustments are calculated annually, the above table reflects the tax
	adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s
	federal income tax information, please refer to the Notes to Financial Statements
	section in the Fund’s most recent semi-annual or annual report.

Country Bond Fund
Schedule of Investments
March 31, 2006 (unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 3.14%
California Infrastructure PG&E-1
6.420%, 09/25/2008	$122,074	$122,594
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	200,000	183,013
Countrywide Asset-Backed Certificates
5.549%, 04/25/2036	600,000	597,562
Federal Home Loan Mortgage Corp.
6.400%, 09/25/2028	435,429	449,696
Green Tree Financial Corporation
6.870%, 01/15/2029	89,572	91,225
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	400,000	381,284
TOTAL ASSET BACKED SECURITIES (Cost $1,825,719)		1,825,374

CORPORATE BONDS - 16.72%
American General Finance Corporation
5.750%, 03/15/2007	400,000	401,691
American Honda Finance Corporation
4.500%, 05/26/2009 (Acquired 05/18/2004, Cost $299,361) (a)	300,000	292,197
ASIF Global Financing XIX
4.900%, 01/17/2013 (Acquired 01/10/03, Cost $249,218) (a)	250,000	241,197
Baltimore Gas and Electric Company
6.730%, 06/12/2012	350,000	365,896
Bank of America Corporation
6.975%, 03/07/2037	250,000	282,655
Canadian National Railway Company
6.450%, 07/15/2036 (d)	400,000	401,472
Central Illinois Public Service Co.
7.610%, 06/01/2017	300,000	310,371
Citicorp
7.200%, 06/15/2007	250,000	255,261
CSX Corporation
6.420%, 06/15/2010	250,000	258,218
CSX Transportation, Inc.
6.500%, 04/15/2014	600,000	630,155
Daimler-Chrysler NA Holding Co.
4.750%, 01/15/2008	250,000	246,497
Delta Air Lines, Inc.
6.417%, 01/02/2014	200,000	201,093
6.718%, 07/02/2024	154,796	156,352
FedEx Corp.
6.720%, 07/15/2023	319,540	338,249
Florida Power Corporation
4.800%, 03/01/2013	300,000	286,032
Ford Motor Credit Company
7.200%, 06/15/2007	300,000	296,055
General Electric Capital Corporation
6.500%, 11/01/2006	300,000	302,169
3.000%, 06/27/2018 (b)	500,000	446,796
General Electric Company
5.000%, 02/01/2013	300,000	291,810
GTE South, Inc.
6.125%, 06/15/2007	200,000	200,957
6.000%, 02/15/2008	400,000	400,340
Halliburton Company
6.750%, 02/01/2027	100,000	107,054
Madison Gas & Electric
6.020%, 09/15/2008	300,000	304,786
Merck & Co. Inc.
5.760%, 05/03/2037	200,000	205,496
Perforadora Centrale
5.240%, 12/15/2018 (d)	346,676	344,142
Province of Ontario
5.500%, 10/01/2008 (d)	400,000	402,941
Suntrust Capital II
7.900%, 06/15/2027	200,000	212,181
Union Pacific Railroad Company
6.630%, 01/27/2022	390,820	415,324
Vessel Management Services Inc.
4.960%, 11/15/2027	352,000	336,896
Wisconsin Bell, Inc.
6.350%, 12/01/2026	800,000	804,317
TOTAL CORPORATE BONDS (Cost $9,734,607)		9,738,600

MORTGAGE BACKED SECURITIES - 32.04%
Bank of America Mortgage Securities
5.250%, 10/25/2020	469,532	460,045
Citicorp Mortgage Securities, Inc
5.000%, 08/25/2020	278,632	271,156
Federal Home Loan Bank
4.840%, 01/25/2012	344,032	334,034
Federal Home Loan Mortgage Corp.
7.000%, 03/01/2012	180,471	185,783
5.125%, 12/15/2013	477,279	473,231
6.500%, 03/01/2015	143,020	146,040
5.000%, 11/15/2018	600,000	577,154
5.000%, 10/01/2020	536,110	522,647
6.500%, 10/01/2029	255,374	261,571
5.000%, 10/15/2031	400,000	383,161
Federal National Mortgage Association
5.000%, 02/01/2014	551,368	541,885
4.500%, 06/25/2018	1,250,000	1,162,855
5.500%, 09/01/2025	623,452	613,419
5.500%, 02/01/2033	319,613	312,737
5.500%, 12/01/2035	542,253	529,458
5.290%, 11/25/2043	500,000	489,375
6.500%, 02/25/2044	241,423	242,912
6.500%, 05/25/2044	278,829	283,936
GE Capital Commercial Mortgage Corporation
4.706%, 05/10/2043	500,000	487,531
Government National Mortgage Association
4.500%, 05/20/2014	308,215	297,605
4.104%, 03/16/2018	456,932	444,961
4.116%, 03/16/2019	472,085	457,973
4.031%, 01/16/2021	573,811	555,091
6.500%, 04/15/2026	159,461	165,213
8.000%, 07/15/2026	70,724	75,828
3.727%, 03/16/2027	500,000	479,800
6.500%, 07/15/2029	92,520	96,070
7.500%, 11/15/2029	95,706	100,451
6.000%, 06/15/2031	803,139	813,174
6.000%, 02/15/2032	125,399	126,978
5.000%, 01/15/2033	1,315,280	1,275,913
4.920%, 05/16/2034	600,000	576,836
Heller Financial Commercial Mortgage
7.750%, 01/15/2034	400,000	427,186
JP Morgan Commercial Mortgage Finance Corp.
7.088%, 09/15/2029	206,150	208,738
5.050%, 12/12/2034	300,000	292,657
Morgan Stanley Capital I
6.760%, 03/15/2032	27,677	27,827
Mortgage IT Trust
4.250%, 02/25/2035 (b)	384,083	373,571
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/04, Cost $157,340) (a)	148,346	149,310
6.500%, 10/25/2034 (Acquired 08/18/04, Cost $240,705) (a)	229,314	229,482
Residential Asset Securities Corporation
4.767%, 10/25/2032	500,000	491,987
Residential Asset Securitization Trust
4.750%, 02/25/2019	514,282	492,747
Vendee Mortgage Trust
5.750%, 11/15/2032	200,000	197,545
Wachovia Bank Commercial Mortgage Trust
3.003%, 04/15/2035	417,857	404,362
5.411%, 07/15/2041	250,000	245,667
Wells Fargo Mortgage Backed Securities Trust
4.450%, 10/25/2033	430,863	407,435
Small Business Administration Participation Certificates
4.640%, 05/01/2023	589,590	562,029
5.570%, 03/01/2026	400,000	399,929
TOTAL MORTGAGE BACKED SECURITIES (Cost $19,016,870)		18,655,295

MUNICIPAL BONDS - 0.83%
Kentucky State Property & Buildings Community Revenue Bond
5.100%, 10/01/2015	500,000	484,385
TOTAL MUNICIPAL BONDS (Cost $501,853)		484,385

U.S. GOVERNMENT AGENCY ISSUES - 16.74% (c)
Federal Farm Credit Bank
6.690%, 09/08/2010	500,000	530,068
Federal Home Loan Bank
3.250%, 07/28/2009 (b)	400,000	394,325
3.250%, 11/27/2009 (b)	500,000	487,760
3.500%, 07/15/2011 (b)	150,000	142,673
3.000%, 06/19/2013 (b)	100,000	95,566
3.000%, 07/09/2013 (b)	250,000	235,353
4.000%, 07/23/2013 (b)	385,000	373,039
3.500%, 01/30/2014 (b)	300,000	295,830
4.000%, 03/17/2014 (b)	150,000	145,836
4.000%, 07/02/2015 (b)	1,100,000	1,033,278
4.000%, 12/30/2015 (b)	200,000	185,700
4.000%, 03/30/2016 (b)	150,000	142,967
4.000%, 04/22/2016 (b)	340,000	323,374
4.500%, 06/05/2018 (b)	200,000	188,153
4.250%, 06/12/2018 (b)	400,000	376,314
4.000%, 06/19/2018 (b)	300,000	280,629
4.250%, 06/19/2018 (b)	300,000	279,776
4.000%, 06/26/2018 (b)	775,000	724,451
4.250%, 06/26/2018 (b)	600,000	564,224
4.000%, 07/09/2018 (b)	200,000	184,403
4.250%, 07/17/2018 (b)	650,000	603,364
4.500%, 07/23/2018 (b)	200,000	188,350
Federal Home Loan Mortgage Corp.
6.250%, 03/05/2012	800,000	806,236
Federal National Mortgage Association
3.125%, 07/15/2006	300,000	298,409
4.750%, 02/21/2013	300,000	290,738
New Valley Generation IV
4.687%, 01/15/2022	329,494	321,635
5.685%, 05/15/2012	250,000	256,267
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $9,782,312)		9,748,718

U.S. TREASURY OBLIGATIONS - 21.25%
U.S. Treasury Bond - 2.08%
5.375%, 02/15/2031	1,150,000	1,210,554
U.S. Treasury Inflation Index Bond - 1.98%
2.375%, 01/15/2025	1,148,620	1,154,318
U.S. Treasury Inflation Index Note - 3.51%
3.000%, 07/15/2012	1,313,652	1,368,917
1.875%, 07/15/2013	321,501	312,195
2.000%, 01/15/2014	372,834	363,878
		2,044,990
U.S. Treasury Notes - 13.68%
4.000%, 09/30/2007	800,000	790,187
4.250%, 11/30/2007	500,000	495,215
3.375%, 02/15/2008	500,000	486,992
4.125%, 08/15/2008	400,000	394,281
4.375%, 11/15/2008	400,000	395,438
3.500%, 02/15/2010	500,000	476,641
4.000%, 03/15/2010	300,000	291,152
3.875%, 07/15/2010	500,000	481,875
4.250%, 10/15/2010	400,000	390,656
4.500%, 11/15/2010	1,400,000	1,381,187
4.250%, 11/15/2014	300,000	286,734
4.000%, 02/15/2015	200,000	187,430
4.125%, 05/15/2015	1,100,000	1,039,457
4.250%, 08/15/2015	400,000	381,047
4.500%, 11/15/2015	500,000	485,196
		7,963,488
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,748,224)		12,373,350

SHORT TERM INVESTMENTS - 9.63%
U.S. Government Agency Obligations - 4.24%
Federal National Mortgage Association
4.760%, 06/28/2006	2,500,000	2,470,911

	Shares
Money Market Funds - 5.39%
Federated Prime Obligations Fund	204,554	204,554
Harris Insight Money Market Fund	433,201	433,201
Janus Money Market Fund	2,500,000	2,500,000
		3,137,755
TOTAL SHORT TERM INVESTMENTS (Cost $5,608,666)		5,608,666

Total Investments (Cost $59,218,251) (e) - 100.35%		58,434,388
Liabilities in Excess of Other Assets - (0.35)%		(203,471)
TOTAL NET ASSETS - 100.00%		$58,230,917

Footnotes

Percentages are stated as a percent of net assets.

(a)	Restricted under Rule 144A of the Securities Act of 1933.
(b)	Variable Rate Security. The rate shown is in effect on March 31, 2006.
(c)	The obligations of certain U.S. Government-sponsored entities are neither
	issued nor guaranteed by the United States Treasury.
(d)	Foreign security.
(e)	The cost basis of investments for federal income tax purposes at 3/31/06 was as follows*:

	Cost of investments	$59,218,251
	Gross unrealized appreciation	370,375
	Gross unrealized depreciation	(1,154,238)
	Net unrealized appreciation	$(783,863)

	*Because tax adjustments are calculated annually, the above table reflects the tax
	adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s
	federal income tax information, please refer to the Notes to Financial Statements
	section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) COUNTRY Mutual Funds Trust

By (Signature and Title) /s/ Philip T. Nelson
Philip T. Nelson, President

Date 5/12/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Philip T. Nelson
Philip T. Nelson, President

Date 5/12/06

By (Signature and Title) /s/ Kurt F. Bock
Kurt F. Bock, Treasurer

Date 5/15/06